AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 3, 2019

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 2, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 2, 2019, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 44, 45, 46 and 47 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018, March 16, 2018, April 13, 2018, May 11, 2018, June 8, 2018, June 29, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019 and June 7, 2019, respectively. This Amendment relates solely to Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF and Invesco Energy Commodity Strategy No K-1 ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 and Part C of Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on February 28, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 3rd day of July, 2019.

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	July 3, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	July 3, 2019

/s/ Anna Paglia Anna Paglia	Secretary	July 3, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	July 3, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 3, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	July 3, 2019

**/s/ Edmund P. Giambastiani, Jr. Edmund P. Giambastiani, Jr.	Trustee	July 3, 2019

**/s/ Victoria J. Herget Victoria J. Herget	Trustee	July 3, 2019

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 3, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 3, 2019

**/s/ Joanne Pace Joanne Pace	Trustee	July 3, 2019

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 3, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 3, 2019

*By: /s/ Anna Paglia		July 3, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 47 to the Trust’s Registration Statement and incorporated by reference herein.